Consolidated Entity Disclosure Statement	12 Months Ended
Jun. 30, 2024
Disclosure of information about consolidated structured entities [abstract]
Consolidated Entity Disclosure Statement

Note 30. Consolidated Entity Disclosure Statement

		Place formed /	Ownership interest
Entity name	Entity type	Country of incorporation	%	Tax residency

Nova Minerals Limited	Body corporate	Australia	-	Australia
AKCM (Aust) Pty Ltd *	Body corporate	Australia	85.00%	Australia
AK Operations LLC	Body corporate	USA	100.00%	USA
AK Custom Mining LLC	Body corporate	USA	100.00%	USA
Alaska Range Resources LLC	Body corporate	USA	100.00%	USA

*	ACKM (AUS) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.